Commitments and Contingencies (Details Narrative) (10K)	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2013 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 USD ($)	Mar. 31, 2013 USD ($)	Apr. 30, 2012 ft²
Square feet of office space | ft²							7,000
Lease provides for monthly payments						$ 3,837
Percentage of monthly rent increased more than any one year						2.00%
Lease expiration period						March 2017
Lease expiration date			Feb. 28, 2021	Feb. 28, 2021
Payment of rent			$ 356,480		$ 170,765
Lease term					1 year
Minimum [Member]
Percentage of beneficially in common stock interest adverse			5.00%	5.00%
HTS Image Processing, Inc [Member]
Rent expense, per month		$ 53,119
June 1, 2018 through May 30, 2019 [Member]
Rent expense, per month			$ 2,706
June 1, 2019 through May 30, 2020 [Member]
Rent expense, per month			2,815
June 1, 2020 through May 30, 2021 [Member]
Rent expense, per month			2,926
June 1, 2021 through May 30, 2022 [Member]
Rent expense, per month			3,044
June 1, 2022 through May 30, 2023 [Member]
Rent expense, per month			3,165
January 31, 2019 [Member]
Rent expense, per month			2,372
January 31, 2020 [Member]
Rent expense, per month			2,467
From February 1, 2020 until February 28 2021[Member]
Rent expense, per month			$ 2,565
BCS Office and Warehouse [Member]
Rent expense, per month					$ 108,000
Ohio [Member]
Lease provides for monthly payments	$ 2,691
Lease renewal date			Jun. 01, 2018	Jun. 01, 2018
Lease renewal date description			The lease was renewed on June 1, 2018 and the new lease term is through May 30, 2023.	The lease was renewed on June 1, 2018 and the new lease term is through May 30, 2023.
Salt Lake City [Member]
Rent expense, per month			$ 7,000
Imputed monthly rent expense			28,266
Haifa Israel [Member]
Rent expense, per month			2,400
Haifa Israel [Member] | NIS [Member]
Rent expense, per month | ₪				₪ 9,170
Haifa Israel [Member] | January 2019 [Member]
Rent expense, per month			3,400
Haifa Israel [Member] | January 2019 [Member] | NIS [Member]
Rent expense, per month | ₪				12,838
Haifa Israel [Member] | From February 2019 to December 2019 [Member]
Rent expense, per month			6,600
Haifa Israel [Member] | From February 2019 to December 2019 [Member] | NIS [Member]
Rent expense, per month | ₪				24,728
Haifa Israel [Member] | From January 2020 [Member]
Rent expense, per month			$ 8,000
Haifa Israel [Member] | From January 2020 [Member] | NIS [Member]
Rent expense, per month | ₪				₪ 30,230